Risk Management and Fair Value Measurements - Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk Management And Fair Value Measurements
Financial derivative instrument - Initial cost	$ (47)
Financial derivative instrument - Fair value as at period end	28
Loss from financial derivative instrument	$ (19)